FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Non-recurring [Member] CNY	Dec. 31, 2013 Non-recurring [Member] CNY	Dec. 31, 2012 Non-recurring [Member] CNY	Dec. 31, 2014 Non-recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2014 Non-recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2014 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Non-recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net										3,101,795,172	3,186,997,950	3,329,872,661
Property, plant and equipment, net, total					3,101,795,172	3,186,997,950	3,329,872,661
Impairment of long-lived assets	1,002,023	6,217,151	3,573,248	65,476,299	6,217,151	3,573,248	65,476,299
Carrying value of assets before impairment					6,217,151	3,573,248
Carrying value of assets after impairment					0	0